UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22196
Legg Mason Permal Global Active Strategies Master Fund
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 805-6024
Date of fiscal year end: March 31
Date of reporting period: September 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND

Investments by Strategy (as a percentage of total investments) as of September 30, 2008 (unaudited)

Event Driven	21.7%
US Long short Hedge	17.5
Discretionary	15.7
Systematic	12.8
Fixed Income Hedge	12.2
Japan Hedge	11.9
European Hedge	6.4
Natural Resources	1.8

100.0%
     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND
Schedule of Investments as of September 30, 2008 (unaudited)

			(in U.S. dollars)
Strategy (as a percentage of net assets)	Portfolio Funds	Cost	Value

Discretionary - 13.1%	Gavea Fund (U.S.), LP	$1,250,000	$1,199,988
	Remington Investment Strategies, LP, Class A	2,000,000	1,773,155

			2,973,143

European Hedge - 5.3%	Horseman European Select Fund, LP	1,250,000	1,203,260

Event Driven - 18.0%	Canyon Balanced Equity Fund, LP	1,250,000	1,045,626
	H Partners, LP	1,250,000	1,123,174
	Harbinger Capital Partners Fund I, LP	1,000,000	649,201
	Paulson Advantage Plus, LP	1,250,000	1,278,727

			4,096,728

Fixed Income Hedge - 10.2%	New Generation Turnaround Fund (Bermuda), LP	1,250,000	1,123,215
	York Credit Opportunities Fund, LP, Class B	1,250,000	1,178,320

			2,301,535

Japan Hedge - 9.9%	Alpha Pacific Qualified Partners, LP, Class A	1,250,000	1,060,685
	Indus Japan Fund, LP, Class A	1,250,000	1,181,267

			2,241,952

Natural Resources - 1.5%	The Ospraie Fund, LP, Class A1	881,307	344,740

Systematic - 10.7%	Bluetrend Fund, LP, Class A	1,250,000	1,252,041
	D. E. Shaw Composite Fund, LLC	1,250,000	1,173,228

			2,425,269

United States Long Short Hedge - 14.5%	Artis Partners 2X (Institutional), LP	1,000,000	999,886
	Caxton Equity Growth, LLC	1,250,000	1,210,326
	SCP Ocean Fund, LP, Series A	1,250,000	1,085,390

			3,295,602

Total Investments** (Cost — $21,131,307*) - 83.2%			18,882,229
Other Assets in Excess of Liabilities - 16.8%			3,824,642

Net Assets - 100.0%			$22,706,871

*	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were substantially as follows:

Aggregate cost	$21,131,307

Gross unrealized appreciation	$30,768
Gross unrealized depreciation	(2,279,846)

Net unrealized depreciation	$(2,249,078)

**	Non-income producing securities.

See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND
Statement of Assets and Liabilities (unaudited)
As of September 30, 2008

Assets

Investments in Portfolio Funds, at value (identified cost-$21,131,307)	$18,882,229
Cash (Note 1)	3,679,932
Interest receivable	3,695
Receivable for Fund shares sold	359,176

Total assets	22,925,032

Liabilities

Payables:
Organization expenses (Note 1)	$75,000
Investment manager fees (Note 2)	29,624
Trustee fees	2,222
Accrued expenses and other liabilities	111,315

Total liabilities	218,161

Net Assets

Net assets	$22,706,871

Net Assets Consist of

Paid-in capital	$25,214,282
Accumulated net investment loss	(258,333)
Net unrealized depreciation on investments	(2,249,078)

Total Net Assets	$22,706,871

Shares outstanding (unlimited number of shares authorized)	2,522,615

Net asset value per share	$9.0013

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND
Statement of Operations (unaudited)
For the Period from June 16, 2008 (inception date) to September 30, 2008

Net Investment Income

Interest	$19,310

Fund Expenses

Organization expenses (Note 1)	95,000
Investment manager fees (Note 2)	60,768
Audit fees	60,000
Accounting and administration services (Note 2)	41,857
Custodian fees	11,129
Legal fees	5,556
Trustee fees	2,222
Miscellaneous fees	1,111

Total expenses	277,643

Net investment loss	(258,333)

Unrealized Loss on Investments

Change in net unrealized appreciation/(depreciation) on investments	(2,249,078)

Net Decrease in Net Assets Resulting from Operations	$(2,507,411)

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND
Statement of Changes in Net Assets (unaudited)

For the Period from June 16, 2008
(inception date)
to September 30, 2008
Increase (Decrease) in Net Assets
Operations

Net investment loss	$(258,333)
Change in net unrealized appreciation/(depreciation) on investments	(2,249,078)

Net decrease in net assets resulting from operations	(2,507,411)

Capital Transactions

Proceeds from issuance of shares	25,331,818
Share redemptions	(117,536)

Increase in net assets derived from capital transactions	25,214,282

Net Assets
Total increase in net assets	22,706,871
Beginning of period	—

End of period	$22,706,871

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND

Statement of Cash Flows (unaudited)
For the Period from June 16, 2008 (inception date) to September 30, 2008

Cash Used for Operating Activities

Net decrease in net assets resulting from operations	$(2,507,411)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Increase in receivables and other assets	(3,695)
Increase in liabilities	218,161
Change in net unrealized (appreciation)/depreciation on investments	2,249,078
Purchases of long-term securities	(21,500,000)
Sales of long-term securities	368,693

Net cash used for operating activities	(21,175,174)

Cash Provided by Financing Activities

Proceeds from issuance of shares	25,331,818
Subscriptions receivable	(359,176)
Payments for redemption of shares	(117,536)

Net cash provided by financing activities	24,855,106

Cash

Net increase in cash	3,679,932
Cash at beginning of period	—

Cash at end of period	$3,679,932

     See Notes to Financial Statements.

LEGG MASON PERMAL GLOBAL ACTIVE STRATEGIES MASTER FUND
Financial Highlights (unaudited)

For the Period from June 16, 2008
(inception date)
to September 30, 2008 (unaudited)
Per share operating performance:
(For a share outstanding throughout the period)

Net asset value at beginning of period	$10.0000

Income from investment operations:
Net investment loss	(0.1032)
Net realized and unrealized loss from investments	(0.8955)

Total from investment operations	(0.9987)

Net asset value at end of period	$9.0013

Total return:
Total return(a)	(9.99%)

Ratios to average net assets:

Expenses(b) (c) (d)	3.40%

Net investment loss(b)	(3.17%)

Net assets, end of period (in thousands)	$22,707

Portfolio turnover	2%

(a)	Not annualized.

(b)	Annualized.

(c)	The expense ratio does not include expenses of the Underlying Funds in which the Master Fund invests.

(d)	Included in the expense ratio are the organization expenses related to the formation of the trust. Without these organization expenses, the expense ratio would have been 2.24%.
     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)
1. Significant Accounting Policies
Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”) is a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.
The Master Fund’s investment objective is to produce investment returns that have lower risk and less volatility than traditional investment returns and over time produce above-market returns. The Master Fund generally pursues its investment objective by allocating assets and investing primarily in hedge funds, commodity pools, funds-of-funds and other alternative investment pools (collectively, “Portfolio Funds”) managed by investment managers (the “Portfolio Managers”) as identified by Permal Asset Management Inc., the Master Fund’s investment sub-adviser (the “Sub-Adviser”). Portfolio Managers may employ any investment strategy or technique and may invest in securities of any region or country. The strategies of the Portfolio Managers may include, but are not limited to, equity long/short, macro, fixed income hedge and event driven (including distressed debt and arbitrage) strategies. The Portfolio Managers generally will not be affiliates of Legg Mason Partners Fund Advisor, LLC, the Master Fund’s Investment Advisor, (the “Manager”) or the Sub-Adviser. The Master Fund is a “fund of hedge funds” that provides a means for investors to participate in investments in Portfolio Funds that pursue a variety of alternative strategies. The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Valuation of investments in Portfolio Funds — The Master Fund values its investments in Portfolio Funds at fair value in accordance with procedures established by the Board of Trustees. Any valuations utilize financial information provided by each Portfolio Fund and are net of management and performance incentive fees or other allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ advisory agreement. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Master Fund calculates its month-end net asset value and net asset value per share, may be subject to later adjustment, based upon information reasonably available at that time. The Master Fund will pay repurchase proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Master Fund has determined a net asset value, the Master Fund will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.
(b) Income taxes — The Master Fund is classified as a partnership for U.S. federal income tax purposes. No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.
(c) Security transactions and investment income — Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. The Master Fund will bear a portion of the Portfolio Fund’s income and expenses, including management fees and incentive fees charged by the Portfolio Funds. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.
(d) Cash and Cash Equivalents — The Master Fund maintains cash in a PNC Bank (“PNC”) interest-bearing money market account, which, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Master Fund.
(e) Distributions — It is expected that distributions will generally not be made to investors (the “Shareholders”). However, the Board of Trustees has the right to cause distributions to be made in cash or in-kind to the Shareholders in its sole discretion.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
(f) Use of estimates — The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.
(g) Organization expenses — Organization expenses include, among other things, the cost of formation of the trust, including the cost of legal services pertaining to the organization and formation of the trust. The Master Fund’s organization expenses were expensed by the Master Fund upon commencement of operations. Organization costs of the Master Fund were $95,000 and borne indirectly by the investors in the feeder funds.
(h) Recent accounting pronouncements — Effective June 16, 2008, the Master Fund implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Master Fund’s financial statements. The Master Fund will file U.S. and various state tax returns.
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — and amendment of FASB Statement No. 133” (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161.
2. Investment Advisory Agreement and Transactions with Affiliates
The Manager, a limited liability company formed under the laws of the State of Delaware, serves as investment manager of the day-to-day operations of the Master Fund and the Legg Mason Global Active Strategies TEI Fund and the Legg Mason Permal Global Active Strategies Fund (the “feeder funds”). The Manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
In consideration of the management and other services provided by the Manager to the Master Fund, the Master Fund pays the Manager an annual fee of 1.00% (the “Management Fee”) of the Master Fund’s average managed assets. The Management Fee is payable monthly.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
In addition, the Manager may pay a portion of the remaining Management Fee, or additional amounts, to entities that assist in the distribution of shares and that may be affiliated with the Manager.
The Manager has entered into an agreement with each feeder fund whereby it has agreed to waive and/or reimburse each feeder fund’s expenses to the extent necessary to ensure that each feeder fund’s annualized ordinary operating expenses, including each feeder fund’s share of operating expenses of the Master Fund, but excluding interest expense, fees and expenses attributable to the Portfolio Funds and extraordinary expenses, will not exceed 2.50% (the “Expense Limitation Agreement”). The Expense Limitation Agreement will remain in effect through June 30, 2009 and may be renewed for additional periods.
Permal Asset Management Inc. (the “Sub-Adviser”), a corporation formed under the laws of the State of Delaware, is the investment sub-adviser of the Master Fund. The Sub-Adviser is registered with the SEC as an investment adviser under the Advisers Act. Subject to the oversight of the Manager and the Master Fund’s Board, the Sub-Adviser provides the day-to-day portfolio management with respect to the Master Fund’s assets.
The Sub-Adviser is a member of the Permal Group and is owned indirectly by Permal Group Ltd., a holding company of an international financial group of companies. Permal Group, Ltd. is a subsidiary of Legg Mason.
The Manager, and not the Master Fund, will pay 70% of the net Management Fee it receives to the Sub-Adviser for the investment advisory and day-to-day portfolio management services the Sub-Adviser provides to the Master Fund.
PNC Global Investment Servicing (“PNCGIS”) serves as the Master Fund Administrator. In consideration of the services provided by the Administrator, the Master Fund pays a monthly fee at the annual rate of 0.075% of the Master Fund’s aggregate beginning of the month net assets of the first $200 million, 0.06% of the Master Fund’s aggregate beginning of the month net assets of the next $200 million, and 0.04% of the Master Fund’s aggregate beginning of the month net assets in excess of $400 million. The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.
3. Investments
Cost of purchases of investments for the period ended September 30, 2008 were $21,500,000.
Proceeds from sales of investments for the period ended September 30, 2008 were $368,693.
4. Investments in Portfolio Funds
The following table lists the Master Fund’s investments in Portfolio Funds for the period ended September 30, 2008, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocations of 15% to 30% of net profits earned.
Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Master Fund’s proportionate share exceeds 5% of the Portfolio Funds’ net assets at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	% of Master Fund’s		Unrealized Appreciation	Fees		Redemptions
Investments	Total Fair Value	Fair Value	(Depreciation)	Management	Incentive	Permitted

Alpha Pacific Qualified Partners, LP, Class A	5.6%	$1,060,685	$(189,315)	1.5%	20%	Quarterly
Artis Partners 2X (Institutional), LP	5.3	999,886	(114)	2	20	Quarterly
Bluetrend Fund, LP, Class A	6.6	1,252,041	2,041	2	20	Monthly
Canyon Balanced Equity Fund, LP	5.5	1,045,626	(204,374)	2	20	Quarterly
Caxton Equity Growth, LLC	6.4	1,210,326	(39,674)	1	20	Annual
D. E. Shaw Composite Fund, LLC	6.2	1,173,228	(76,772)	3	30	Quarterly
Gavea Fund (U.S.), LP	6.4	1,199,988	(50,012)	1.5	20	Quarterly
H Partners, LP	5.9	1,123,174	(126,826)	2	20	Quarterly
Harbinger Capital Partners Fund I, LP	3.5	649,201	(350,799)	1	20	Quarterly
Horseman European Select Fund, LP	6.4	1,203,260	(46,740)	1.5	20	Monthly
Indus Japan Fund, LP, Class A	6.3	1,181,267	(68,733)	1.5	20	Quarterly
New Generation Turnaround Fund (Bermuda), LP	5.9	1,123,215	(126,785)	1	15	Monthly
Paulson Advantage Plus, LP	6.8	1,278,727	28,727	2	20	Quarterly
Remington Investment Strategies, LP, Class A	9.4	1,773,155	(226,845)	3	25	Quarterly
SCP Ocean Fund, LP, Series A	5.8	1,085,390	(164,610)	2	20	Quarterly
The Ospraie Fund, LP, Class A1	1.8	344,740	(536,567)	1.5	20	Quarterly
York Credit Opportunities Fund, LP, Class B	6.2	1,178,320	(71,680)	2	20	Quarterly

Total	100%	18,882,229	$(2,249,078)

5. Fair Value Measurements
The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions used in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Master Fund’s net assets as of September 30, 2008, is as follows:

Investments in
Securities
Valuation Inputs
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	18,882,229

Total	$18,882,229

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of June 16, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,249,078)
Net purchases (sales)	21,131,307
Net transfers in/out of Level 3	—

Balance, as of September 30, 2008	$18,882,229

6. Capital Share Transactions
No Shareholder (or other person holding a share or a portion of a share acquired from a Shareholder) will have the right to require the Master Fund to redeem any of its shares. The Board of Trustees may, from time to time and at its sole discretion, determine to cause the Master Fund to offer to repurchase shares from Shareholders pursuant to written tender offers by Shareholders.
Transactions in capital shares were as follows:

For the Period Ended
September 30, 2008	Shares	Amount

Shares sold	2,535,019	$25,331,818
Shares redeemed	(12,404)	(117,536)

Net increase	2,522,615	$25,214,282

7. Risk Factors
An investment in the Master Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Master Fund allocates assets to investment managers (the “Portfolio Managers”) and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

Other Information (unaudited)
The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Forms N-Q may also be obtained upon request and without charge by calling (212) 805-6024.
Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (212) 805-6024 and on the SEC’s web site at www.sec.gov.

Board approval of management and subadvisory agreements (unaudited)
At an in-person meeting (the “Organization Meeting”) of the Board of Trustees (the “Board”) of Legg Mason Permal Global Active Strategies Master Fund (the “Master Fund”) held on April 17, 2008, the Board received a proposal from Legg Mason, Inc. (“Legg Mason”) to launch a series of funds of hedge funds registered under the Investment Company Act of 1940 (the “1940 Act”), including the Master Fund. As part of this proposal, the Board at the Organization Meeting considered the initial approval for a two-year period of the Master Fund’s management agreement (the “Master Fund Management Agreement”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Master Fund with investment advisory and administrative services, and its affiliate, Permal Asset Management Inc. (the “Sub-Adviser”), provides day-to-day management of the Master Fund’s portfolio pursuant to a sub-advisory agreement with the Manager (the “Sub-Advisory Agreement”). (The Master Fund Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Master Fund Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason. The Master Fund provides access to a broad range of investment strategies and asset categories, investment managers and overall asset allocation services typically available on a collective basis to larger institutions. The Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)) of the Master Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Master Fund Agreements. A presentation made by the Manager and the Sub-Adviser at the Organization Meeting encompassed the Master Fund and two other Funds, the Legg Mason Permal Global Active Strategies Fund and the Legg Mason Permal Global Active Strategies TEI Fund (the “Feeder Funds”). Each of the Feeder Funds is a fund of hedge funds registered under the 1940 Act, which pursues its investment objective by investing, directly or indirectly, all or substantially all of its assets in the Master Fund. Initially, the Feeder Funds are the only shareholders in the Master Fund and the assets of the Master Fund therefore are solely dependent on the Feeder Funds’ investments unless and until the Master Fund’s shares are made available to and purchased by other investors.
Nature, Extent and Quality of the Services to be provided to the Master Fund under the Master Fund Agreements
The Board received and considered information regarding the nature, extent and quality of the respective services to be provided to the Master Fund by the Manager and the Sub-Adviser under the Master Fund Agreements. The Trustees also considered the Manager’s supervisory responsibilities in respect of the Sub-Adviser. The Board noted that the Master Fund is newly organized and has no operating history but took into consideration its knowledge gained and information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds under the supervision of the Board, including the Manager’s coordination and oversight of the activities of sub-advisers and other service providers to those funds. The Board reviewed information received from the Manager and the Master Fund’s Chief Compliance Officer (the “CCO”) regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and reviewed the investment program of the Sub-Adviser with the CCO.

Board approval of management and subadvisory agreements (unaudited) (continued)
As a newly organized fund, the Master Fund had no historical performance information available at the time of the Organization Meeting for the Board to consider in its evaluation of the terms and conditions of the Master Fund Agreements. The Board reviewed the investment objectives and policies of the Master Fund with the Manager and the Sub-Adviser and the qualifications, backgrounds and responsibilities of the senior personnel of the Master Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board members discussed with representatives of the Manager and the Sub-Adviser the Sub-adviser’s experience and capabilities in the management of funds and investment vehicles comparable to the Master Fund and also discussed the Sub-adviser’s compliance capabilities. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to be employed by the parent organization of the Manager and the Sub-Adviser, Legg Mason, for the benefit of the Master Fund.
The Board also considered the division of responsibilities between the Manager and the Sub-Adviser for the Master Fund and the oversight to be provided by the Manager.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of the respective services expected to be provided by the Manager and the Sub-Adviser under the Master Fund Agreements.
Management Fees, Expense Ratios and Profitability
The Board reviewed and considered the contractual management fee (the “Master Fund Contractual Management Fee”) payable by the Master Fund to the Manager under the Master Fund Management Agreement in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser to the Master Fund. The Board noted that the Manager, and not the Master Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser would not increase the fees and expenses to be incurred by the Master Fund. The Board also noted that the Manager will provide the Master Fund with regulatory compliance and administrative services, office facilities and officers (including its chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Master Fund by other fund service providers, including the Sub-Adviser.
The Board received and considered information comparing the Master Fund Contractual Management Fee on a gross basis with those of a group of comparable funds and investment vehicles. The Board obtained confirmation from the Manager that the fees and expenses of the Master Fund are in line with those of comparable funds and investment vehicles. The Manager discussed the expected expense ratio of the Master Fund and the costs of organization. As a newly organized fund, the Board noted that the Master Fund had no historical profitability information available for the Board to consider at the time of the Organization Meeting but the Board received and reviewed with the Manager pro forma information regarding the projected profitability to the Manager of its services to the Master Fund. Under the circumstances, the Board concluded that the profitability projected in the pro forma information was reasonable, but did not give such information significant weight in its evaluations.

Board approval of management and subadvisory agreements (unaudited) (continued)
Economies of Scale
The Board noted that the Manager, in the Master Fund Contractual Management Fee, does not incorporate breakpoints to reflect the potential for reducing the Master Fund Contractual Management Fee as assets grow. The Board noted that, as newly organized funds, there was uncertainty regarding the ability of the Feeder Funds, and therefore the Master Fund, to attract assets and the rate of asset growth that will be achieved. In light of the uncertainties as to the growth of assets, the Board concluded the Master Fund Contractual Management Fee structure is appropriate at this time.
Taking all of the above into consideration, the Board determined that the Master Fund Contractual Management Fee was reasonable in light of the expense information presented and the nature, extent and quality of the services expected to be provided under the Master Fund Agreements.
Other Benefits to the Manager
The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Master Fund. In light of the expected costs of providing investment management and other services to the Master Fund and the Manager’s commitment to the Master Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.
Based on their discussions and considerations, including those described above, the Board, including the Independent Trustees, approved the Master Fund Agreements.
No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Master Fund Agreements.

ITEM 2. CODE OF ETHICS.
               Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
               Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
               Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
               Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
               Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
               Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
               None.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
               Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
               (a) (1) Not applicable.
                Exhibit 99.CODE ETH
      (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
      Exhibit 99.CERT
      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
      Exhibit 99.906CERT
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Permal Global Active Strategies Master Fund

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Permal Global Active Strategies Master Fund

Date:	December 8, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Permal Global Active Strategies Master Fund

Date:	December 8, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Permal Global Active Strategies Master Fund

Date:	December 8, 2008